T. ROWE PRICE Retirement I 2055 Fund - I Class
February 28, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 4.4%
T. Rowe Price Funds:
New Income Fund  47,629 16,742 9,461 5,612,731 54,668
U.S. Treasury Long-Term Index
Fund  14,777 12,958 1,722 1,750,175 19,917
International Bond Fund (USD
Hedged)  16,430 4,979 1,710 1,948,758 19,838
Dynamic Global Bond Fund  10,905 2,966 1,089 1,309,018 13,143
Emerging Markets Bond Fund  5,769 1,086 3,090 380,842 4,246
High Yield Fund  6,162 1,287 5,293 378,495 2,509
Floating Rate Fund  3,163 702 3,471 60,524 579
Total Bond Mutual Funds (Cost $116,301) 114,900
EQUITY MUTUAL FUNDS 94.0%
T. Rowe Price Funds:
Value Fund  322,661 133,737 30,425 12,429,877 542,937
Growth Stock Fund (2) 378,841 97,565 76,008 4,883,567 485,573
Equity Index 500 Fund  142,619 80,349 37,355 2,137,100 215,484
International Value Equity Fund  127,626 48,881 13,784 13,611,185 201,173
Overseas Stock Fund  133,306 47,258 24,066 15,631,120 194,295
International Stock Fund  125,874 42,732 13,571 8,841,378 190,886
Emerging Markets Stock Fund  81,344 20,495 19,140 2,013,982 114,052
Mid-Cap Value Fund  63,529 25,493 6,390 3,260,231 104,686
Mid-Cap Growth Fund  73,602 21,726 8,115 898,790 103,792
Small-Cap Stock Fund  42,716 17,664 7,025 1,058,174 72,009
Small-Cap Value Fund  37,654 14,404 3,841 1,163,977 67,429
New Horizons Fund (2) 52,588 16,423 9,077 812,382 67,395
Real Assets Fund  34,312 20,727 3,528 4,679,178 60,642
U.S. Large-Cap Core Fund  8,319 16,889 1,980 873,432 27,015
Emerging Markets Discovery
Stock Fund  707 23,120 686 1,720,787 26,827
Total Equity Mutual Funds (Cost $1,986,218) 2,474,195

T. ROWE PRICE Retirement I 2055 Fund - I Class

$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.6%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.09% (3) 19,472 99,154 74,867 43,758,598 43,759
Total Short-Term Investments (Cost $43,759) 43,759
Total Investments in Securities 100.0%
(Cost $2,146,278) $ 2,632,854
Other Assets Less Liabilities (0.0)% (1,117)
Net Assets 100.0% $ 2,631,737
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2055 Fund - I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund $ 97 $ 361 $ 228
Emerging Markets Bond Fund (89) 481 210
Emerging Markets Discovery Stock Fund 300 3,686 145
Emerging Markets Stock Fund 2,160 31,353 1,149
Equity Index 500 Fund 6,386 29,871 2,431
Floating Rate Fund (49) 185 98
Growth Stock Fund 31,687 85,175 —
High Yield Fund 119 353 268
International Bond Fund (USD Hedged) 185 139 251
International Stock Fund 4,552 35,851 1,777
International Value Equity Fund 1,893 38,450 4,173
Mid-Cap Growth Fund 5,933 16,579 159
Mid-Cap Value Fund 3,375 22,054 1,407
New Horizons Fund 10,491 7,461 —
New Income Fund 829 (242) 1,015
Overseas Stock Fund 967 37,797 3,350
Real Assets Fund 535 9,131 1,004
Small-Cap Stock Fund 2,491 18,654 338
Small-Cap Value Fund 1,685 19,212 481
U.S. Large-Cap Core Fund 428 3,787 257
U.S. Treasury Long-Term Index Fund 3,498 (6,096) 233
Value Fund 13,203 116,964 6,682
U.S. Treasury Money Fund, 0.09% — — 67
Totals $ 90,676# $ 471,206 $ 25,723+
`0.00 `0.00 `0.00
# Capital gain distributions from mutual funds represented $47,965 of the net realized gain (loss).
+ Investment income comprised $25,723 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2055 Fund - I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2055 Fund - I Class  (the fund)  is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement I 2055 Fund - I Class

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
R420-054Q3 02/21